Consolidated Statements of Stockholders' Equity and Noncontrolling Interest (USD $) In Thousands, except Share data, unless otherwise specified	Series F Preferred Stock [Member]	Series H Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Distributions in Excess of Accumulated Earnings [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Noncontrolling Interest [Member]	Total
Balances at Dec. 31, 2008	$ 25,000	$ 0	$ 3	$ 1,043,984	$ (141,336)	$ (75,424)	$ 233,771	$ 1,085,998
Balances (in shares) at Dec. 31, 2008	1,000,000	0	26,396,000
Comprehensive income (loss):
Net income	0	0	0	0	37,108	0	16,631	53,739
Reversal of unrealized gains upon the sale of marketable securities								0
Changes in fair value of cash flow hedges and amortization of settlement swaps	0	0	0	0	0	39,354	3,534	42,888
Changes in fair value of marketable securities	0	0	0	0	0	11,864	1,066	12,930
Comprehensive income (loss)								109,557
Issuance of common stock under:
Stock option plans	0	0	0	943	0	0	0	943
Stock option plans (in shares)			62,000
Sale of common stock	0	0	0	198,511	0	0	0	198,511
Sale of common stock (in shares)			2,741,000
Equity based compensation costs	0	0	0	6,859	0	0	276	7,135
Retirement of Series G Preferred	0	0	0	49,952	0	0	0	49,952
Retirement of common stock	0	0	0	(20,271)	0	0	0	(20,271)
Retirement of common stock (in shares)	0	0	(350,000)
Retirement of exchangeable bonds	0	0	0	(4,727)	0	0	0	(4,727)
Redemptions of noncontrolling interest	0	0	0	0	0	0	(12,725)	(12,725)
Distributions to noncontrolling interest	0	0	0	0	0	0	(22,108)	(22,108)
Common and preferred stock dividends declared	0	0	0	0	(118,724)	0	0	(118,724)
Balances at Dec. 31, 2009	25,000	0	3	1,275,251	(222,952)	(24,206)	220,445	1,273,541
Balances (in shares) at Dec. 31, 2009	1,000,000	0	28,849,000
Comprehensive income (loss):
Net income	0	0	0	0	35,934	0	14,848	50,782
Reversal of unrealized gains upon the sale of marketable securities	0	0	0	0	0	(11,163)	(864)	(12,027)
Changes in fair value of cash flow hedges and amortization of settlement swaps	0	0	0	0	0	(46,817)	(3,620)	(50,437)
Changes in fair value of marketable securities	0	0	0	0	0	4,969	388	5,357
Comprehensive income (loss)								(6,325)
Issuance of common stock under:
Stock option plans	0	0	0	5,803	0	0	0	5,803
Stock option plans (in shares)			122,000
Sale of common stock	0	0	0	251,455	0	0	0	251,455
Sale of common stock (in shares)			2,354,000
Equity based compensation costs	0	0	0	(260)	0	0	2,474	2,214
Retirement of exchangeable bonds	0	0	0	(434)	0	0	0	(434)
Contributions of noncontrolling interest	0	0	0	0	0	0	4,038	4,038
Redemptions of noncontrolling interest	0	0	0	(16,347)	0	0	(7,839)	(24,186)
Distributions to noncontrolling interest	0	0	0	0	0	0	(24,802)	(24,802)
Common and preferred stock dividends declared	0	0	0	0	(126,290)	0	0	(126,290)
Balances at Dec. 31, 2010	25,000	0	3	1,515,468	(313,308)	(77,217)	205,068	1,355,014
Balances (in shares) at Dec. 31, 2010	1,000,000	0	31,325,000
Comprehensive income (loss):
Net income	0	0	0	0	47,070	0	10,446	57,516
Reversal of unrealized gains upon the sale of marketable securities	0	0	0	0	0	(4,011)	(275)	(4,286)
Changes in fair value of cash flow hedges and amortization of settlement swaps	0	0	0	0	0	7,212	495	7,707
Changes in fair value of marketable securities	0	0	0	0	0	1,245	85	1,330
Comprehensive income (loss)								62,267
Issuance of common stock under:
Stock option plans	0	0	0	8,412	0	0	0	8,412
Stock option plans (in shares)			103,000
Sale of common stock	0	0	0	323,931	0	0	0	323,931
Sale of common stock (in shares)			2,460,000
Equity based compensation costs	0	0	0	(725)	0	0	1,598	873
Issuance of Series H Preferred	0	73,750	0	(2,541)	0	0	0	71,209
Issuance of Series H Preferred (in shares)	0	2,950,000	0
Redemptions of Series F Preferred	(25,000)	0	0	0	0	0	0	(25,000)
Redemptions of Series F Preferred (in shares)	(1,000,000)	0	0
Redemptions of Series B Preferred	0	0	0	1,200	0	0	(80,000)	(78,800)
Redemptions of noncontrolling interest	0	0	0	(1,134)	0	0	(4,253)	(5,387)
Distributions to noncontrolling interest	0	0	0	0	0	0	(16,963)	(16,963)
Common and preferred stock dividends declared	0	0	0	0	(141,828)	0	0	(141,828)
Balances at Dec. 31, 2011	$ 0	$ 73,750	$ 3	$ 1,844,611	$ (408,066)	$ (72,771)	$ 116,201	$ 1,553,728
Balances (in shares) at Dec. 31, 2011	0	2,950,000	33,888,000